Other Balance Sheet Components (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other Balance Sheet Components [Abstract]
Schedule of Other Current Assets
Other current assets consisted of the following:

	June 30, 2021	December 31, 2020
Capitalized merger costs	$2,628	$—
Deferred contract costs	598	657
Prepaid software licenses	243	260
Prepaid rent	169	200
Other receivables	694	409
Other current assets	1,022	586

	$5,354	$2,112

Other current assets, including restricted cash consisted of the following:

	December 31,
	2020	2019
Deferred contract costs	$657	$191
Restricted cash	—	153
Prepaid software licenses	260	409
Prepaid rent	200	106
Other receivables	409	504
Other current assets	586	656

	$2,112	$2,019

Schedule of Other Accrued expenses
Other accrued expenses consisted of the following:

	June 30, 2021	December 31, 2020
Professional services	$2,862	$420
Income taxes	524	105
Sales tax	117	122
Accrued Interest	—	41
Other	976	1,125

	$4,479	$1,813

Schedule of Other Long Term Liabilities	Other long-term liabilities consisted of the following:

	June 30, 2021	December 31, 2020
Warrant liability	$13,600	$4,007
Deferred rent obligations	1,248	223
Other	9	26

	$14,857	$4,256

Schedule of Other Non-current Assets
Other long-term assets, including restricted cash consisted of the following:

	December 31,
	2020	2019
Deferred contract costs	$347	$71
Restricted cash	415	513
Other non-current assets	177	178

	$939	$762